PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2016
PENSION AND OTHER POSTRETIREMENT BENEFITS
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

        We sponsor a number of defined benefit plans, the accrual of benefits under some of which has been frozen, covering eligible employees in the U.S. and certain other countries. Benefits payable to an employee are based primarily on years of service and the employee's compensation during the course of his or her employment with us.

        We are also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S., which are subject to applicable agreements, laws and regulations. We have not incurred significant costs related to these benefits, and, therefore, no related costs are included in the disclosures below.

        In December 2015, we offered eligible former employees who were vested participants in the Avery Dennison Pension Plan (the "ADPP"), our U.S. pension plan, the opportunity to receive their benefits immediately as either a lump-sum payment or an annuity, rather than waiting until they are retirement eligible under the terms of the plan. In the second quarter of 2016, approximately $70 million of pension obligations related to this plan were settled from existing plan assets and a non-cash pre-tax settlement charge of $41.4 million was recorded in "Other expense, net" in the Consolidated Statements of Income. This settlement required us to remeasure the remaining net pension obligations of the ADPP. As a result, we recognized approximately $72 million of additional net pension obligations with a corresponding increase in actuarial losses recorded in "Accumulated other comprehensive loss," primarily due to lower discount rates in effect when the plan was remeasured.

        Employees who participated in the ADPP between December 1, 1986 and November 30, 1997 may also have had a benefit in a Stock Holding and Retirement Enhancement Account ("SHARE Account") associated with our defined contribution plan. The ADPP is a floor offset plan that coordinated the amount of projected benefit obligation to an eligible participant with his or her SHARE Account such that the total benefit payable to an eligible participant would equal the greater of the value of the participant's benefit from the ADPP or the value of the participant's SHARE Account. Lower than expected asset returns on the participant balances in the SHARE Account could have increased the projected benefit obligation under the ADPP. In the fourth quarter of 2013, we amended our plan documents to require participants to make an early election either to (a) receive their assets in the SHARE Account as a distribution, in which case their retirement benefit under the ADPP would be offset by the annuity equivalent of these assets or (b) transfer their SHARE Account assets to the ADPP and receive the full ADPP retirement benefit in annuity form, rather than wait to make such election upon termination of employment. These amendments resulted in an actuarial loss of approximately $20 million to the ADPP in 2013. By October 2014, all participants with a SHARE Account completed their elections and the existing SHARE Accounts were terminated, which resulted in the recording of an additional actuarial loss of $12 million. These actuarial losses are subject to future amortization.

Plan Assets

        Our investment management of the ADPP assets utilizes a liability driven investment (LDI) strategy. Under an LDI strategy, the assets are invested in a diversified portfolio that is split into a growth portfolio and a liability hedging portfolio. The growth portfolio consists primarily of equity and high-yield fixed income securities. The liability hedging portfolio consists primarily of investment grade fixed income securities and cash and is intended, over time, to more closely match the liabilities of the plan. The investment objective of the portfolio is to improve the funded status of the plan; as funded status reaches certain trigger points, the portfolio moves to a more conservative asset allocation by increasing the allocation to the liability hedging portfolio. The current target allocation is 65% in the growth portfolio and 35% in the liability hedging portfolio, subject to periodic fluctuations due to market movements. The plan assets are diversified across asset classes, striving to balance risk and return within the limits of prudent risk-taking and Section 404 of the Employee Retirement Income Security Act of 1974, as amended. Because many of the pension liabilities are long-term, the investment horizon is also long-term, but the investment plan must also ensure adequate near-term liquidity to fund benefit payments.

        Assets in our international plans are invested in accordance with locally accepted practices and primarily include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. Our target plan asset investment allocation for our international plans combined is 38% in equity securities, 49% in fixed income securities and cash, and 13% in insurance contracts and other investments, subject to periodic fluctuations in these respective asset classes.

Fair Value Measurements

        The following is a description of the valuation methodologies used for assets measured at fair value:

        Cash is valued at nominal value. Mutual funds are valued at fair value as determined by quoted market prices, based upon the net asset value ("NAV") of shares held at year-end. Pooled funds are structured as collective trusts, not publicly traded, and valued by calculating NAV per unit based on the NAV of the underlying funds/trusts as a practical expedient for the fair value of the pooled funds. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus or minus investment returns and changes in cash flows.

        The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

        The following table sets forth, by level within the fair value hierarchy (as applicable), U.S. plan assets (all in the ADPP) at fair value:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2016
Cash	$–	$–	$–	$–
Pooled funds – liability hedging portfolio (1)	269.0
Pooled funds – growth portfolio (1)	403.1

Total U.S. plan assets	$672.1

2015
Cash	$–	$–	$–	$–
Pooled funds – liability hedging portfolio (1)	335.9
Pooled funds – growth portfolio (1)	368.9
Other assets (2)	.1

Total U.S. plan assets	$704.9

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total U.S. plan assets.

(2)	Includes accrued recoverable taxes.

        The following table sets forth, by level within the fair value hierarchy (as applicable), international plan assets at fair value:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2016
Cash	$3.0	$3.0	$–	$–
Insurance contracts	30.5	–	–	30.5
Pooled funds – fixed income securities (1)	284.2
Pooled funds – equity securities (1)	223.4
Pooled funds – other investments (1)	43.1

Total international plan assets at fair value	$584.2

2015
Cash	$.8	$.8	$–	$–
Insurance contracts	21.4	–	–	21.4
Pooled funds – fixed income securities (1)	275.7
Pooled funds – equity securities (1)	218.1
Pooled funds – other investments (1)	36.1

Total international plan assets at fair value	$552.1

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

        The following table presents a reconciliation of Level 3 international plan asset activity during the year ended December 31, 2016:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at January 2, 2016	$21.4
Acquisition (1)	8.9
Net realized and unrealized gain	.5
Purchases	2.6
Settlements	(1.5)
Impact of changes in foreign currency exchange rates	(1.4)

Balance at December 31, 2016	$30.5

(1)	In connection with the Mactac acquisition completed in August 2016, we assumed plan assets associated with two defined benefit plans in Belgium.

Postretirement Health Benefits

        We provide postretirement health benefits to certain retired U.S. employees up to the age of 65 under a cost-sharing arrangement and provide supplemental Medicare benefits to certain U.S. retirees over the age of 65. Our policy is to fund the cost of the postretirement benefits from operating cash flows. While we have not expressed any intent to terminate postretirement health benefits, we may do so at any time, subject to applicable laws and regulations.

Plan Assumptions

Discount Rate

        In consultation with our actuaries, we annually review and determine the discount rates used to value our postretirement obligations. The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. Our discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with bond portfolios to determine a rate that reflects the liability duration unique to our plans.

        In 2016, we began using a full yield curve approach to estimate the service and interest cost components of net periodic benefit cost for our pension and other postretirement benefit plans. Under this approach, we applied multiple discount rates from a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date. We believe this approach provides a more precise measurement of service and interest cost by aligning the timing of the plans' liability cash flows to the corresponding rates on the yield curve. Historically, we estimated the service and interest cost components using a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period.

Long-term Return on Assets

        We determine the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into account our asset allocation, the correlation between returns in our asset classes, and the mix of active and passive investments. Additionally, current market conditions, including interest rates, are evaluated and market data is reviewed for reasonableness and appropriateness.

Healthcare Cost Trend Rate

        Our practice is to fund the cost of postretirement benefits from operating cash flows. For measurement purposes, a 7% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2017. This rate is expected to decrease to 5% by 2024.

        A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.01	$(.01)
Effect on postretirement benefit obligations	.3	(.3)

Measurement Date

        We measure the actuarial value of our benefit obligations and plan assets using the calendar month-end closest to our fiscal year-end and adjust for any contributions or other significant events between the measurement date and our fiscal year-end.

Plan Balance Sheet Reconciliations

        The following table provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss for our defined benefit plans:

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2016		2015		2016	2015
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$1,088.9	$674.7	$1,161.1	$737.1	$5.9	$8.0
Service cost	.4	13.9	.4	13.8	–	–
Interest cost	34.4	16.4	45.8	17.3	.2	.2
Participant contribution	–	2.9	–	3.1	.5	.8
Amendments	–	(.6)	–	(.7)	–	–
Actuarial loss (gain)	39.1	123.8	(58.3)	(1.4)	(.2)	(1.4)
Plan transfers	–	–	–	2.5	–	–
Acquisition (1)	–	14.6	–	–	–	–
Benefits paid	(59.9)	(21.8)	(60.1)	(19.0)	(1.4)	(1.7)
Curtailments	–	(.3)	–	(2.7)	–	–
Settlements (2)	(69.2)	–	–	(13.3)	–	–
Foreign currency translation	–	(60.7)	–	(62.0)	–	–

Projected benefit obligations at end of year	$1,033.7	$762.9	$1,088.9	$674.7	$5.0	$5.9

Accumulated benefit obligations at end of year	$1,033.7	$704.8	$1,088.9	$625.4

(1)	In connection with the Mactac acquisition completed in August 2016, we assumed benefit obligations associated with two defined benefit plans in Belgium.
(2)	In 2016, settlements were related to the lump-sum pension payments associated with the ADPP.

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2016		2015		2016	2015
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$704.9	$552.1	$778.9	$618.1	$–	$–
Actual return on plan assets	42.9	79.4	(28.3)	(7.4)	–	–
Plan transfers	–	–	–	(.3)	–	–
Acquisition (1)	–	8.9	–	–	–	–
Employer contributions	53.4	13.8	14.4	14.3	.9	.9
Participant contributions	–	2.9	–	3.1	.5	.8
Benefits paid	(59.9)	(21.8)	(60.1)	(19.0)	(1.4)	(1.7)
Settlements (2)	(69.2)	–	–	(4.6)	–	–
Foreign currency translation	–	(51.1)	–	(52.1)	–	–

Plan assets at end of year	$672.1	$584.2	$704.9	$552.1	$–	$–

(1)	In connection with the Mactac acquisition completed in August 2016, we assumed plan assets associated with two defined benefit plans in Belgium.
(2)	In 2016, settlements were related to the lump-sum pension payments associated with the ADPP.

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2016		2015		2016	2015
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other accrued liabilities	$(13.5)	$(2.0)	$(13.4)	$(2.2)	$(.8)	$(1.2)
Long-term retirement benefits and other liabilities (1)	(348.1)	(176.7)	(370.6)	(120.4)	(4.2)	(4.7)

Plan assets less than benefit obligations	$(361.6)	$(178.7)	$(384.0)	$(122.6)	$(5.0)	$(5.9)

(1)	In accordance with our funding strategy, we have the option to fund certain of these liabilities with proceeds from our corporate-owned life insurance policies.

	Pension Benefits						U.S. Postretirement Health Benefits
	2016		2015		2014		2016	2015	2014
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used to determine year-end benefit obligations
Discount rate	4.25%	2.12%	4.55%	2.95%	4.00%	2.54%	3.95%	4.13%	3.50%
Compensation rate increase	–	2.27	–	2.21	–	2.22	–	–	–

        For U.S. and international plans combined, the projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $1.80 billion and $1.26 billion, respectively, at year-end 2016 and $1.77 billion and $1.26 billion, respectively, at year-end 2015.

        For U.S. and international plans combined, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $1.74 billion and $1.26 billion, respectively, at year-end 2016 and $1.38 billion and $910.9 million, respectively, at year-end 2015.

Accumulated Other Comprehensive Loss

        The following table sets forth the pre-tax amounts recognized in "Accumulated other comprehensive loss" in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits
	2016		2015		2016	2015
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$564.2	$213.6	$585.5	$171.9	$18.5	$20.4
Prior service cost (credit)	17.5	(4.9)	18.7	(4.9)	(16.4)	(19.6)
Net transition obligation	–	.2	–	.3	–	–

Net amount recognized in accumulated other comprehensive loss	$581.7	$208.9	$604.2	$167.3	$2.1	$.8

        The following table sets forth the pre-tax amounts, including those of discontinued operations, recognized in "Other comprehensive loss (income)":

	Pension Benefits						U.S. Postretirement Health Benefits
	2016		2015		2014		2016	2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss (gain)	$39.1	$48.9	$21.1	$11.3	$135.6	$51.3	$(.2)	$(1.4)	$.3
Prior service (credit) cost	–	(.6)	–	(.7)	–	(7.3)	–	–	–
Amortization of unrecognized:
Net actuarial loss	(19.0)	(7.0)	(20.0)	(9.4)	(16.2)	(5.2)	(1.7)	(2.2)	(2.8)
Prior service (cost) credit	(1.2)	.4	(1.2)	.3	(1.2)	(.4)	3.2	3.3	3.3
Net transition obligation	–	(.1)	–	–	–	–	–	–	–
Curtailments	–	–	–	.2	–	(.6)	–	–	–
Settlements	(41.4)	–	–	(4.3)	(.6)	(.4)	–	–	–

Net amount recognized in other comprehensive (income) loss	$(22.5)	$41.6	$(.1)	$(2.6)	$117.6	$37.4	$1.3	$(.3)	$.8

Plan Income Statement Reconciliations

        The following table sets forth the components of net periodic benefit cost, which are recorded in income from continuing operations, for our defined benefit plans:

	Pension Benefits						U.S. Postretirement Health Benefits
	2016		2015		2014		2016	2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.4	$13.9	$.4	$13.8	$.4	$12.9	$–	$–	$–
Interest cost	34.4	16.4	45.8	17.3	47.9	23.8	.1	.3	.3
Actuarial (gain) loss	(.2)	–	.4	–	4.0	–	–	–	–
Expected return on plan assets	(42.7)	(21.4)	(51.5)	(21.5)	(51.9)	(26.0)	–	–	–
Amortization of actuarial loss	19.0	7.0	20.0	9.4	16.2	5.2	1.7	2.2	2.8
Amortization of prior service cost (credit)	1.2	(.4)	1.2	(.3)	1.2	.4	(3.2)	(3.3)	(3.3)
Amortization of transition obligation	–	.1	–	–	–	–	–	–	–
Recognized (gain) loss on curtailments	–	(.2)	–	(.2)	–	.6	–	–	–
Recognized loss on settlements(1)	41.4	–	–	4.3	.6	.4	–	–	–

Net periodic benefit cost (credit)	$53.5	$15.4	$16.3	$22.8	$18.4	$17.3	$(1.4)	$(.8)	$(.2)

(1)

In 2016, we recognized a loss on settlements related to the ADPP as a result of making the lump-sum pension payments described above. In 2015, we recognized a loss on settlements related to pension plans in Germany and France as a result of the sale of a product line in our RBIS reportable segment. We also recognized a loss on settlements for events in Switzerland in 2015 and 2014. These losses on settlements were recorded in "Other expense, net" in Consolidated Statements of Income.

        The following table sets forth the weighted-average assumptions used to determine net periodic cost:

	Pension Benefits						U.S. Postretirement Health Benefits
	2016		2015		2014		2016	2015	2014
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	4.55%	2.95%	4.00%	2.54%	4.85%	3.88%	4.13%	3.50%	3.45%
Expected return on assets	7.25	4.14	7.50	4.27	7.75	4.82	–	–	–
Compensation rate increase	–	2.24	–	2.22	–	2.24	–	–	–

Plan Contributions

        We make contributions to our defined benefit plans sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, we determine to be appropriate. The following table sets forth our expected contributions in 2017:

(In millions)

U.S.	$13.8
Int'l	13.0
U.S. postretirement health benefits	.8

Future Benefit Payments

        Anticipated future benefit payments, which reflect expected service periods for eligible participants, were as follows:

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

2017	$61.6	$16.0	$.8
2018	83.2	16.7	.5
2019	58.9	20.1	.5
2020	59.1	19.2	.4
2021	60.7	19.5	.4
2022 - 2026	305.1	120.0	1.5

Estimated Amortization Amounts in Accumulated Other Comprehensive Loss

        Our estimates of fiscal year 2017 amortization of amounts included in "Accumulated other comprehensive loss" were as follows:

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

Net actuarial loss	$18.4	$10.1	$1.6
Prior service cost (credit)	.9	(.4)	(3.3)
Net transition obligation	–	.1	–

Net loss (gain) to be recognized	$19.3	$9.8	$(1.7)

Defined Contribution Plans

        We sponsor various defined contribution plans worldwide, the largest of which is the Avery Dennison Corporation Employee Savings Plan ("Savings Plan"), a 401(k) plan for our U.S. employees.

        We recognized expense from continuing operations of $20 million, $20.2 million, and $19.4 million in 2016, 2015, and 2014, respectively, related to our employer contributions and employer match of participant contributions to the Savings Plan.

Other Retirement Plans

        We have deferred compensation plans which permit eligible employees and directors to defer a portion of their compensation. The compensation voluntarily deferred by the participant, together with certain employer contributions, earns specified and variable rates of return. As of year-end 2016 and 2015, we had accrued $78.7 million and $77.9 million, respectively, for our obligations under these plans. A portion of the interest on certain of our contributions may be forfeited by participants if their employment terminates before age 55 other than by reason of death or disability.

        Our Directors Deferred Equity Compensation Plan allows our non-employee directors to elect to receive their cash compensation in deferred stock units ("DSUs") issued under our stock option and incentive plan. Dividend equivalents, representing the value of dividends per share paid on shares of our common stock and calculated with reference to the number of DSUs held as of a quarterly dividend record date, are credited in the form of additional DSUs on the applicable payable date. A director's DSUs are converted into shares of our common stock upon his or her resignation or retirement. Approximately .1 million DSUs were outstanding as of year-end 2016 and 2015, with an aggregate value of $10.2 million and $8 million, respectively.

        We hold corporate-owned life insurance policies, the proceeds from which are payable to us upon the death of covered participants. The cash surrender values of these policies, net of outstanding loans, which are included in "Other assets" in the Consolidated Balance Sheets, were $230.6 million and $227.1 million at year-end 2016 and 2015, respectively.